VistaShares Artificial Intelligence Supercycle ETF

Schedule of Investments

February 28, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Industrial Products - 7.5%
Advanced Energy Industries, Inc.	384	$44,225
Belden, Inc.	96	10,563
Legrand SA	1,328	145,777
Vertiv Holdings Co. - Class A	1,712	162,931
		363,496

Industrial Services - 1.0%
Munters Group AB	3,032	37,819
WESCO International, Inc.	64	11,550
		49,369

Software & Tech Services - 13.0%
CDW Corp.	128	22,810
Check Point Software Technologies Ltd.(b)	64	14,097
Commvault Systems, Inc.(b)	1,016	173,289
Crowdstrike Holdings, Inc. - Class A(b)	56	21,821
Digi International, Inc.(b)	360	10,994
Hangzhou Dptech Technologies Co. Ltd. - Class A	4,000	10,600
Kehua Data Co. Ltd. - Class A	11,200	70,507
NEC Corp.	136	13,054
Nutanix, Inc. - Class A(b)	2,464	189,457
Palo Alto Networks, Inc.(b)	296	56,367
Sangfor Technologies, Inc. - Class A	1,600	22,421
Zscaler, Inc.(b)	112	21,978
		627,395

Tech Hardware & Semiconductors - 75.4%(d)
Accton Technology Corp.	536	10,994
Advanced Micro Devices, Inc.(b)	1,232	123,027
Alphawave IP Group PLC(b)	6,552	10,032
AP Memory Technology Corp.	4,232	40,369
Applied Optoelectronics, Inc.(b)	304	6,645
Arista Networks, Inc.(b)	1,096	101,983
ARM Holdings PLC(b)	744	97,977
Arteris, Inc.(b)	1,392	12,667
ASMedia Technology, Inc.	304	19,039
ASROCK, Inc.	1,568	11,923
Astera Labs, Inc.(b)	784	58,290
Asustek Computer, Inc.	8,160	169,604
Celestica, Inc.	152	16,301
Ciena Corp.(b)	160	12,731

Cisco Systems, Inc.	624	40,005
CommScope Holding Co, Inc.(b)	2,200	13,970
Corning, Inc.	2,344	117,552
Corsair Gaming, Inc.(b)	5,504	64,617
Credo Technology Group Holding Ltd.(b)	160	8,829
Dell Technologies, Inc. - Class C - Class C	200	20,552
Diodes, Inc.(b)	192	9,481
D-Link Corp.	17,616	11,301
Extreme Networks, Inc.(b)	6,784	104,813
Flex Ltd.(b)	304	11,519
Foxconn Industrial Internet Co. Ltd. - Class A	37,600	109,395
Gigabyte Technology Co. Ltd.	1,344	10,588
GLOBALFOUNDRIES, Inc.(b)	3,352	129,957
Hewlett Packard Enterprise Co.	1,448	28,685
Hygon Information Technology Co. Ltd. - Class A	3,200	70,299
IEIT Systems Co. Ltd. - Class A	10,400	84,548
Intel Corp.	7,000	166,110
MACOM Technology Solutions Holdings, Inc.(b)	80	9,253
Marvell Technology, Inc.	1,568	143,974
Micron Technology, Inc.	2,272	212,727
Montage Technology Co. Ltd. - Class A	5,600	59,766
Nanya Technology Corp.(b)	40,520	47,729
Navitas Semiconductor Corp.(b)	12,936	31,564
NetApp, Inc.	184	18,365
Nokia Oyj	7,432	35,814
NVIDIA Corp.	1,152	143,908
Penguin Solutions, Inc.(b)	2,072	41,295
Pure Storage, Inc. - Class A(b)	864	45,334
Quanta Computer, Inc.	5,896	45,012
Rambus, Inc.(b)	200	11,178
Sandisk Corp.(b)	224	10,494
Seagate Technology Holdings PLC	728	74,190
Semtech Corp.(b)	176	6,721
Silicon Motion Technology Corp.	2,640	148,104
SK Hynix, Inc.	1,960	254,831
Skyworks Solutions, Inc.	136	9,066
Super Micro Computer, Inc.(b)	1,680	69,653
Taiwan Semiconductor Co. Ltd.	13,024	21,037
Taiwan Semiconductor Manufacturing Co. Ltd.	1,128	203,638
TD SYNNEX Corp.	384	52,796
Tower Semiconductor Ltd.(b)	232	9,832
Transcend Information, Inc.	14,264	38,863
United Microelectronics Corp.	1,736	11,197
Vicor Corp.(b)	1,608	101,835
Western Digital Corp.(b)	672	32,881
Wistron Corp.	3,168	10,813
Wolfspeed, Inc.(b)	7,608	43,974

Zyxel Group Corp.	9,216	$11,347
		3,650,994

Telecommunications - 3.0%
NEXTDC Ltd.(b)	17,144	142,218

TOTAL COMMON STOCKS (Cost $5,036,202)		4,833,472

SHORT-TERM INVESTMENTS - 0.1%	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.29%(a)	5,694	5,694

TOTAL SHORT-TERM INVESTMENTS (Cost $5,694)		5,694

TOTAL INVESTMENTS - 100.0% ($5,041,896)		$4,839,166
Other Assets in Excess of Liabilities – 0.0%(c)		81
TOTAL NET ASSETS - 100.0%		$4,839,247

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(b)	Non-income producing security.
(c)	Does not round to 0.1% or (0.1)%, as applicable.
(d)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.